Other receivables, deposits and prepayments	12 Months Ended
Mar. 31, 2024
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Other receivables, deposits and prepayments
12.	Other receivables, deposits and prepayments

	2024	2023
	USD	USD

Other receivables	3,345	138,523
Deposits	197,575	130,891
Prepayments	33,953	36,996

	234,873	306,410